Fixed Assets, Net (Details) $ in Thousands			12 Months Ended
	Jan. 08, 2016 USD ($)	Dec. 23, 2015 USD ($)	Dec. 31, 2017 USD ($) $ / T	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Fixed Assets, Net
Loss on sale of vessels				$ 36
Impairment loss					$ 2,100
Impairment loss of vessels held and used				415,118	41,080
Vessels
Fixed Assets, Net
Impairment loss of vessels held and used			$ 0	415,100	39,000
Residual value of the fleet			$ 378,200	379,600
Average life of scrap considered to calculate residual value of vessel, one			10 years
Average life of scrap considered to calculate residual value of vessel, two			5 years
Scrap value per ton (in dollars per ton) | $ / T			300
Federal
Fixed Assets, Net
Gross sale consideration		$ 7,200
Amount received from sale of vessel	$ 5,800				$ 1,400
Federal
Fixed Assets, Net
Loss on sale of vessels				$ 36